Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts Recognized in Balance Sheet	$ (1,734)	$ (930)
Estimated net loss to be amortized	212
Estimated prior service cost to be amortized	10
Amounts charged to expense for defined contribution plans	66	61	53
Estimated contribution to pension plans	220
Accrued postretirement health care costs - current	11	10
Estimated net loss to be amortized into net postemployment costs	59
Annual weighted-average turnover rate	2.10%	2.50%
Percentage increase in assumed compensation cost	3.90%	3.00%
Assets related to postemployment cost	28	24
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, equity	60.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, equity	40.00%
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	354	323
Accumulated benefit obligations in excess of plan assets, projected obligation	86	76
Accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	78	66
Weighted-average discount rate	4.05%	4.50%
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	6,469	5,042
Accumulated benefit obligations in excess of plan assets, projected obligation	6,786	3,785
Accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	6,058	3,343
Accumulated benefit obligations in excess of plan assets, fair value of plan assets	$ 5,162	$ 2,973
Weighted-average discount rate	2.38%	3.40%
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average discount rate	4.40%	6.80%